Condensed Balance Sheet Components	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Jasper Therapeutics, Inc. [Member]
Condensed Balance Sheet Components [Line Items]
CONDENSED BALANCE SHEET COMPONENTS

NOTE 4. CONDENSED BALANCE SHEET COMPONENTS

Prepaid expenses and other current assets

The following table summarizes the details of prepaid expenses and other current assets as of the dates set forth below (in thousands):

	December 31, 2020	June 30, 2021
Research and development prepaid expenses	$177	$691
Tax credit receivable	—	298
Other prepaid expenses	43	107
Prepaid insurance	—	93
Rent deposit	27	27
	$247	$1,216

Accrued Expenses and Other Current Liabilities

The following table summarizes the details of accrued expenses and other current liabilities as of the dates set forth below (in thousands):

	December 31, 2020	June 30, 2021
CMO accrued expenses	$925	$2,119
Accrued employee and related compensation expenses	783	613
General and administrative accrued expenses	—	608
License option liability, current	400	400
Research and development accrued expenses	338	363
Accrued tax liabilities	90	—
Other	59	14
	$2,595	$4,117

Other non-current liabilities

The following table summarizes the details of other non-current liabilities as of the dates set forth below (in thousands):

	December 31, 2020	June 30, 2021
CIRM grant liability	$600	$600
License option liability, non-current	200	—
Early exercised stock-options liability	53	48
	$853	$648

NOTE 4. BALANCE SHEET COMPONENTS

Accrued Expenses and Other Current Liabilities

The following table summarizes the details of accrued expenses and other current liabilities as of the dates set forth below (in thousands):

	December 31, 2019	December 31, 2020
CMO accrued expenses	$63	$925
Accrued employee and related compensation expenses	76	783
License option liability, current	—	400
Research and development accrued expenses	1,231	338
Accrued tax liabilities	—	90
Other	—	59
	$1,370	$2,595

Other non-current liabilities

The following table summarizes the details of other non-current liabilities as of the dates set forth below (in thousands):

	December 31, 2019	December 31, 2020
CIRM grant liability	$—	$600
License option liability, non-current	—	200
Unvested founders’ common stock liability	63	53
	$63	$853